UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

1401 Woodsong Drive, Hendersonville, NC 28791

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

1401 Woodsong Drive, Hendersonville, NC 28791

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Boyle Marathon Fund

			Schedule of Investments
			September 30, 2006
Shares/Principal Amount		Market Value	% Net Assets

COMMON STOCK
Consumer Goods
600	Procter & Gamble Co.	37,188
200	V.F. Corp.	14,590
		51,778	3.40%
Consumer Services
100	FedEx Corp.	10,868	0.71%

Financial Services
1,100	AllianceBernstein Holding L.P.	75,889
400	American International Group, Inc.	26,504
2,000	Ameritrade, Inc.*	37,700
200	Bankamerica Corp.	10,714
3,300	E*Trade Financial Corp. *	78,936
200	Merrill Lynch & Co. Inc.	15,644
35	Ship Finance International, Ltd.	697
400	T. Rowe Price Associates, Inc.	19,140
1,000	TradeStation Group, Inc. *	15,070
		280,294	18.40%

Government Contractors
700	CACI International, Inc. *	38,507	2.53%

Health Care
1,100	Aetna, Inc.	43,505
300	Amgen, Inc. *	21,459
200	Arthrocare Corp. *	9,372
200	Celgene Corp. *	8,660
500	CIGNA Corp.	58,160
500	Dentsply International, Inc.	15,055
300	Genentech, Inc. *	24,810
		181,021	11.88%

Other
200	Caterpillar, Inc.	13,160
700	EMCOR Group, Inc. *	38,388
		51,548	3.38%

Utilities
500	Duke Energy Corp.	15,100
600	Exelon Corp.	36,324
		51,424	3.38%
Retail
1,000	Chico's FAS Corp. *	21,530
500	DSW, Inc. *	15,750
1,000	Ingles Markets, Inc.	26,380
400	McDonalds Corp.	15,648
500	Panera Bread Co. *	29,125
1,000	Peets Coffee & Tea, Inc. *	25,010
800	Starbucks Corp. *	27,240
300	Target Corp.	16,575
500	Whole Foods Market, Inc.	29,715
		206,973	13.58%

Transports
700	Norfolk Southern Corp.	30,835	2.02%

Technology
300	Electronic Arts, Inc.*	16,752
30	Google, Inc. *	12,057
1,300	Infosys Technologies, Ltd. +	62,049
500	Intersil Corp.	12,275
800	Marvell Technology Group, Inc.*	15,496
600	Motorola, Inc.	15,000
1,000	Symantec Corp.*	21,280
1,000	QUALCOMM, Inc.	36,350
200	Vimpel Communications ADS*	12,118
400	Yahoo!, Inc.*	10,112	14.01%
		213,489
			73.29%
Total Common Stock (Cost $959,546)		$ 1,116,737

Real Estate Investment Trusts
500	BioMed Realty Trust, Inc.	15,170
1,000	Equity Office Properties Trust	39,760
1,000	Equity Residential	50,580
200	Federal Realty Investment Trust	14,860
400	Public Storage, Inc.	34,396
400	Simon Property Group, Inc.	36,248	12.54%
Total Real Estate Investment Trusts (Cost $158,389)		191,014

Unit Investment Trust
700	Diamonds Trust, Series 1	81,718
500	Nadaq 100 Trust Shares	20,325
500	S & P Deposit Receipts	66,790
			11.08%
Total Unit Investment Trusts (Cost $164,994)		168,833

Cash Equivalents			3.42%
52,065	First American Prime Obligation Fund-Class Y	52,065
	Interest Rate 4.90%** (Cost $52,065)
			100.33%
Total Investments (Cost $1,334,994)		$ 1,528,649
			(0.33)%
	Liabilities in Excess of Other Assets	(4,990)	100.00%
	Net Assets	$ 1,523,659

* Non-Income producing securities.
** Variable rate security; The coupon rate shown represents the rate at September 30, 2006
+ADR-American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
The Boyle Marathon Fund
1. SECURITY TRANSACTIONS
At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,334,994 amounted to $193,654, which consisted of aggregate gross unrealized appreciation of
$222,594 and aggregate gross unrealized depreciation of $28,940.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date November 27, 2006

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date November 27, 2006